UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                ------------------------

Check here if Amendment [ ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Prentice Capital Management, LP
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Address:   623 Fifth Avenue, 32nd Floor
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           New York, New York  10022
           --------------------------------------------------

Form 13F File Number:     028-11708
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Weiss
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     212-756-8045
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael Weiss          New York, New York              5/15/08
       ------------------------   ------------------------------  ----------



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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




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Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        26
                                               -------------

Form 13F Information Table Value Total:        407,769

                                               -------------
                                                (thousands)


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.     NONE


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                                                  FORM 13F INFORMATION TABLE

                                                           VALUE   SHRS OR    SH/ PUT/  INVESTMENT   OTHER
       NAME OF ISSUER      TITLE OF CLASS      CUSIP     (X$1000)  PRN AMT    PRN CALL  DISCRETION  MANAGER     SOLE   SHARED  NONE

BAUER EDDIE HLDGS INC         COM              071625107    4,416   1,135,334  SH         SOLE                1,135,334

BLOCKBUSTER INC               CL A             093679108   39,180  12,018,483  SH         SOLE               12,018,483

BLOCKBUSTER INC               CL B             093679207    8,763   3,074,802  SH         SOLE                3,074,802

BLUEFLY INC                   COM              096227103   13,984  30,386,297  SH         SOLE               30,386,297

BUCA INC                      COM              117769109    1,082   1,664,632  SH         SOLE                1,664,632

CALLAWAY GOLF CO              COM              131193104    7,340     500,000  SH         SOLE                  500,000

CLOROX CO DEL                 COM              189054109    5,664     100,000  SH         SOLE                  100,000

CROCS INC                     COM              227046109   35,588   2,037,096  SH         SOLE                2,037,096

EQUITY MEDIA HLDGS CORP       COM              294725106      243     150,200  SH         SOLE                  150,200

EQUITY MEDIA HLDGS CORP       *W EXP
                              08/26/200_       294725114       24     300,000  SH         SOLE                  300,000

EQUITY MEDIA HLDGS CORP       UNIT 08/26/2009  294725205    2,967   1,667,000  SH         SOLE                1,667,000

GAIAM INC                     CL A             36268Q103   76,924   4,441,338  SH         SOLE                4,441,338

G-III APPAREL GROUP LTD       COM              36237H101    6,226     463,965  SH         SOLE                  463,965

GLOBAL BRANDS ACQUISITION CO  *W EXP
                              12/06/201        378982110       70     139,600  SH         SOLE                  139,600

GREAT ATLANTIC & PAC TEA INC  COM              390064103   79,022   3,013,801  SH         SOLE                3,013,801

INFORMATION SERVICES GROUP I  *W EXP
                              01/31/201_       45675Y112      454     908,080  SH         SOLE                  908,080

LAKES ENTMT INC               COM              51206P109    5,035   1,139,189  SH         SOLE                1,139,189

MULTIMEDIA GAMES INC          COM              625453105    8,501   1,591,927  SH         SOLE                1,591,927

RENAISSANCE ACQUISITION CORP  *W EXP
                              01/28/201_       75966C115      600   3,000,000  SH         SOLE                3,000,000

RUSS BERRIE & CO              COM              782233100   61,860   4,399,733  SH         SOLE                4,399,733

SAKS INC                      COM              79377W108   18,169   1,457,035  SH         SOLE                1,457,035

SOURCE INTERLINK COS INC      COM NEW          836151209    5,167   2,719,628  SH         SOLE                2,719,628

SUMMER INFANT INC             COM              865646103    4,938   1,250,000  SH         SOLE                1,250,000

ULURU INC                     COM              90403T100    3,569   1,586,189  SH         SOLE                1,586,189

WET SEAL INC                  CL A             961840105   10,750   3,170,974  SH         SOLE                3,170,974

YAHOO INC                     COM              984332106    7,233     250,000  SH         SOLE                  250,000

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